Label	Element	Value
AB GLOBAL BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AB Global Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to generate current income consistent with preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds—Sales Charge Reduction Programs for Class A Shares on page 55 of this Prospectus, in Appendix C—Financial Intermediary Waivers of this Prospectus and in Purchase of Shares—Sales Charge Reduction Programs for Class A Shares on page 121 of the Fund’s Statement of Additional Information (“SAI”).
You may be required to pay commissions and/or other forms of compensation to a broker for transactions in Advisor Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	135.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AB Mutual Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that any fee waiver and/or expense limitation is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal circumstances, at least 80% of its net assets in fixed-income securities. Under normal market conditions, the Fund invests significantly in fixed-income securities of non-U.S. companies. In addition, the Fund invests, under normal circumstances, in the fixed-income securities of companies located in at least three countries. The Fund may invest in a broad range of fixed-income securities in both developed and emerging markets. The Fund may invest across all fixed-income sectors, including U.S. and non-U.S. Government and corporate debt securities. The Fund’s investments may be denominated in local currency or U.S. Dollar-denominated. The Fund may invest in debt securities with a range of maturities from short- to long-term. The Fund may use borrowings or other leverage for investment purposes.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Adviser actively manages the Fund’s assets in relation to market conditions and general economic conditions and adjusts the Fund’s investments in an effort to best enable the Fund to achieve its investment objective. Thus, the percentage of the Fund’s assets invested in a particular country or denominated in a particular currency will vary in accordance with the Adviser’s assessment of the relative yield and appreciation potential of such securities and the relationship of the country’s currency to the U.S. Dollar.
Under normal circumstances, the Fund invests at least 75% of its net assets in fixed-income securities rated investment grade at the time of investment and may invest up to 25% of its net assets in below investment grade fixed-income securities (commonly known as “junk bonds”).
The Fund may invest in mortgage-related and other asset-backed securities, loan participations and assignments, inflation-indexed securities, structured securities, variable, floating, and inverse floating-rate instruments and preferred stock, and may use other investment techniques. The Fund intends, among other things, to enter into transactions such as reverse repurchase agreements and dollar rolls. The Fund may invest, without limit, in derivatives, such as options, futures contracts, forwards, or swaps.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
•
Market Risk:
The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness), that affect large portions of the market.

•
Interest Rate Risk:
Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Very low or negative interest rates would likely magnify the risks associated with changes in interest rates. During periods of very low or negative rates, the Portfolio’s returns would likely be adversely affected.

•
Credit Risk:
An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

•
Below Investment Grade Securities Risk:
Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments and negative perceptions of the junk bond market generally and may be more difficult to trade than other types of securities.

•
Duration Risk:
Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

•
Inflation Risk:
This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•
Foreign (Non-U.S.) Risk:
Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be more difficult to trade due to adverse market, economic, political, regulatory or other factors.

•
Emerging Market Risk:
Investments in emerging market countries may have more risk because the markets are less developed and less liquid as well as being subject to increased economic, political, regulatory or other uncertainties.

•	Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund’s investments or reduce its returns.

•
Mortgage-Related and/or Other Asset-Backed Securities Risk:
Investments in mortgage-related and other asset-backed securities are subject to certain additional risks. The value of these securities may be particularly sensitive to changes in interest rates. These risks include “extension risk”, which is the risk that, in periods of rising interest rates, issuers may delay the payment of principal, and “prepayment risk”, which is the risk that in periods of falling interest rates, issuers may pay principal sooner than expected, exposing the Fund to a lower rate of return upon reinvestment of principal. Mortgage-backed securities offered by non-governmental issuers and other asset-backed securities may be subject to other risks, such as higher rates of default in the mortgages or assets backing the securities or risks associated with the nature and servicing of mortgages or assets backing the securities.

•
Leverage Risk:
To the extent the Fund uses leveraging techniques, its net asset value, or NAV, may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund’s investments.

•
Derivatives Risk:
Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Fund. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk.

•
Illiquid Investments Risk:
Illiquid investments risk exists when certain investments become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Fund. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemption of Fund shares. Foreign fixed-income securities may have more illiquid investments risk because secondary trading markets for these securities may be smaller and less well-developed and the securities may trade less frequently. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline.

•
Active Trading Risk:
The Fund expects to engage in active and frequent trading of its portfolio securities and its portfolio turnover rate may greatly exceed 100%. A higher rate of portfolio turnover increases transaction costs, which may negatively affect the Fund’s return. In addition, a high rate of portfolio turnover may result in substantial short-term gains, which may have adverse tax consequences for Fund shareholders.

•
Management Risk:
The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

As with all investments, you may lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information on the website at
www.abfunds.com
(click on “Investments—Mutual Funds”).
The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund’s performance changed from year to year over ten years; and how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.abfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart are for the Fund’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Year End (%) During the period shown in the bar chart, the Fund’s: Best Quarter was up 5.22%, 2nd quarter, 2020; and Worst Quarter was down -3.23%, 1st quarter, 2020.
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and–Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns:–Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;
AB GLOBAL BOND FUND, INC. | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
After 1 Year	rr_ExpenseExampleYear01	$ 503
After 3 Years	rr_ExpenseExampleYear03	670
After 5 Years	rr_ExpenseExampleYear05	850
After 10 Years	rr_ExpenseExampleYear10	$ 1,373
2011	rr_AnnualReturn2011	4.44%
2012	rr_AnnualReturn2012	7.03%
2013	rr_AnnualReturn2013	(2.15%)
2014	rr_AnnualReturn2014	6.92%
2015	rr_AnnualReturn2015	0.48%
2016	rr_AnnualReturn2016	5.38%
2017	rr_AnnualReturn2017	2.98%
2018	rr_AnnualReturn2018	(0.08%)
2019	rr_AnnualReturn2019	7.43%
2020	rr_AnnualReturn2020	4.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.23%)
1 Year	rr_AverageAnnualReturnYear01	0.24%	[3]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.22%	[3]
AB GLOBAL BOND FUND, INC. | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[4]
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.08%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
After 1 Year	rr_ExpenseExampleYear01	$ 259	[5]
After 3 Years	rr_ExpenseExampleYear03	493
After 5 Years	rr_ExpenseExampleYear05	850
After 10 Years	rr_ExpenseExampleYear10	$ 1,856
1 Year	rr_AverageAnnualReturnYear01	3.03%
5 Years	rr_AverageAnnualReturnYear05	3.29%
10 Years	rr_AverageAnnualReturnYear10	2.90%
AB GLOBAL BOND FUND, INC. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
After 1 Year	rr_ExpenseExampleYear01	$ 56
After 3 Years	rr_ExpenseExampleYear03	176
After 5 Years	rr_ExpenseExampleYear05	307
After 10 Years	rr_ExpenseExampleYear10	$ 689
1 Year	rr_AverageAnnualReturnYear01	5.10%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.96%
AB GLOBAL BOND FUND, INC. | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.26%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	$ 126
After 3 Years	rr_ExpenseExampleYear03	393
After 5 Years	rr_ExpenseExampleYear05	681
After 10 Years	rr_ExpenseExampleYear10	$ 1,500
1 Year	rr_AverageAnnualReturnYear01	4.33%
5 Years	rr_AverageAnnualReturnYear05	3.63%
10 Years	rr_AverageAnnualReturnYear10	3.28%
AB GLOBAL BOND FUND, INC. | Class K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
After 1 Year	rr_ExpenseExampleYear01	$ 95
After 3 Years	rr_ExpenseExampleYear03	296
After 5 Years	rr_ExpenseExampleYear05	515
After 10 Years	rr_ExpenseExampleYear10	$ 1,143
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	3.96%
10 Years	rr_AverageAnnualReturnYear10	3.62%
AB GLOBAL BOND FUND, INC. | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.07%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.55%
After 1 Year	rr_ExpenseExampleYear01	$ 56
After 3 Years	rr_ExpenseExampleYear03	176
After 5 Years	rr_ExpenseExampleYear05	307
After 10 Years	rr_ExpenseExampleYear10	$ 689
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	3.97%
AB GLOBAL BOND FUND, INC. | Class Z
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%	[2]
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
After 1 Year	rr_ExpenseExampleYear01	$ 51
After 3 Years	rr_ExpenseExampleYear03	160
After 5 Years	rr_ExpenseExampleYear05	280
After 10 Years	rr_ExpenseExampleYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	5.10%	[6]
5 Years	rr_AverageAnnualReturnYear05	4.39%	[6]
10 Years	rr_AverageAnnualReturnYear10	4.03%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2013
AB GLOBAL BOND FUND, INC. | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.62%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.91%	[3]
AB GLOBAL BOND FUND, INC. | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.92%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.91%	[3]
AB GLOBAL BOND FUND, INC. | Bloomberg Barclays Global Aggregate Bond Index (U.S. hedged) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.58%
5 Years	rr_AverageAnnualReturnYear05	4.49%
10 Years	rr_AverageAnnualReturnYear10	4.18%

[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
[2]	Restated to reflect current expenses.
[3]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[4]	For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.
[5]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
[6]	Inception date of Class Z shares: 10/15/13. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares, adjusted to reflect the net expense differences between Class A and Class Z shares.